2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Gross Value of property plant and equipment	$ 2,441	$ 2,440
Less: accumulated depreciation and amortization	(2,315)	(2,122)
Total property and equipment, net	126	318
Equipment
Gross Value of property plant and equipment	1,378	1,377
Software
Gross Value of property plant and equipment	740	740
Furniture and fixtures
Gross Value of property plant and equipment	124	124
Leasehold improvements
Gross Value of property plant and equipment	$ 199	$ 199